Derivative Instruments- Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Assets, Trading (Note 2)	$ 19,318	$ 21,352
Assets, Designated accounting hedges (Note 13)	1,566	2,454
Assets, Economic hedges	547	536
Assets	21,431	24,342
Liabilities, Trading (Note 2)	19,204	21,275
Liabilities, Designated accounting hedges (Note 13)	1,303	1,222
Liabilities, Economic hedges	466	774
Liabilities	$ 20,973	$ 23,271